Business combination	12 Months Ended
Dec. 31, 2022
Business Combination [Abstract]
Business combination
11.	Business combination

On January 18, 2022, the Company entered into an agreement to acquire 100% of JAFRA in Mexico and the United States, along with its “JAFRA” trademarks. JAFRA is a leading global brand in direct sales in the Beauty and Personal Care (B&PC) industry with a strong presence in Mexico and the United States with independent leaders and consultants who sell unique products. In addition to entering the beauty and personal care industry, the JAFRA acquisition provides a unique opportunity for the Company to expand its geographic presence into the United States, enhancing its international focus on the North American.

On March 24, 2022, the Federal Economic Competition Commission (“COFECE”) approved the transaction, which was concluded on April 7, 2022.

The JAFRA’s acquisition led the Group to enter in the Beauty and Personal Care (B&PC) industry market.

The assets acquired and liabilities assumed from the acquisition are as follows:

Assets and liabilities to fair value
Current assets and others non-current assets	Ps.	2,885,952
Property, plant and equipment, net		1,957,784
Intangible assets		1,394,424
Current liabilities and non-current liabilities		(1,630,260)
Deferred income tax		(813,661)
Total identifiable assets acquired and liabilities assumed		3,794,239
Goodwill		1,250,132
Total assets acquired, net	Ps.	5,044,371

Goodwill is attributable to the profitability of the acquired business. It will not be deductible for tax purposes.

Current assets and other non-current assets include accounts receivable with a contractual value of Ps.736,063 and an expected loss estimate of Ps.243,954; therefore, the fair value of accounts receivable is Ps.492,109.

The funds necessary to pay the purchase price under the JAFRA Acquisition were obtained from a long-term bank loan “Syndicated Loan” of Ps.4,498,695, (see note 16), plus the available cash of Betterware in dollars of US$30,000. The total cash paid in pesos for the JAFRA Acquisition was Ps.5,044,371.

Net cash outflow arising on acquisition:
Cash out	Ps.	5,044,371
Less cash and cash equivalent balances acquired from JAFRA		(345,908)
Net cash used (investing activities)	Ps.	4,698,463

The revenues contributed by JAFRA included in the consolidated statement of profit or loss from the effective acquisition date to December 31, 2022 were Ps.5,164,205 and net income of Ps.493,062. If the acquisition had been made on January 1, 2022, the net revenues in the consolidated statement of income for the year ended December 31, 2022 would have been Ps.13,377,529 and net income of Ps.1,097,092.

No contingent liability has arisen from this acquisition that must be recorded, nor are there contingent consideration agreements. Additionally, acquisition costs were not significant.